UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                            Principal
                                                                               Amount              Value
---------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.3%
---------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--0.8%
Citibank NA, 1.67%, 11/23/04                                          $    15,000,000    $    15,000,000
---------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--11.5%
BNP Paribas, New York, 1.825%, 6/22/05 1                                   10,000,000          9,997,109
---------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 1.889%, 6/28/05 1                   20,000,000         19,996,046
---------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
1.11%, 12/30/04                                                            20,000,000         19,972,892
1.75%, 12/7/04                                                             21,600,000         21,600,000
---------------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York, 2.02%, 1/14/05                            5,000,000          5,000,000
---------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch:
1.75%, 12/15/04                                                             2,600,000          2,600,000
1.885%, 6/29/05 1                                                          12,000,000         11,997,221
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 1.77%, 12/22/04                          28,600,000         28,600,000
---------------------------------------------------------------------------------------------------------
Societe Generale, New York:
1.798%, 6/14/05 1                                                          33,000,000         32,993,855
1.91%, 12/31/04                                                            17,000,000         16,999,712
---------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 1.72%, 12/20/04                                  35,000,000         35,000,000
---------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 1.74%, 12/2/04                            29,000,000         29,000,000
                                                                                         ----------------
                                                                                             233,756,835
                                                                                         ----------------
Total Certificates of Deposit (Cost $248,756,835)                                            248,756,835
---------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--15.3%
---------------------------------------------------------------------------------------------------------
AB SPINTAB:
1.71%, 12/8/04                                                             25,000,000         24,956,063
1.82%, 12/13/04                                                            23,000,000         22,954,115
---------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., 1.70%, 12/10/04                      25,000,000         24,953,958
---------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 1.805%, 12/10/04                                         15,000,000         14,970,669
---------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 2.08%, 3/29/05 2                    15,000,000         14,871,733
---------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
1.83%, 11/29/04                                                            13,599,000         13,580,080
1.84%, 12/3/04                                                             31,395,000         31,347,652
1.85%, 12/2/04                                                              5,100,000          5,091,875
---------------------------------------------------------------------------------------------------------
NATC California LLC, 2.03%, 1/19/05                                        20,000,000         19,910,906
---------------------------------------------------------------------------------------------------------
Nationwide Building Society:
1.82%, 12/14/04 2                                                          30,000,000         29,934,783
1.91%, 12/29/04 2                                                           4,500,000          4,486,153
1.91%, 2/25/05                                                             25,000,000         24,846,139
---------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 1.93%, 12/31/04 2                                        14,000,000         13,954,967
---------------------------------------------------------------------------------------------------------
Societe Generale North America, 1.71%, 12/15/04                            19,200,000         19,159,872
---------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 2.15%, 4/4/05 2                                      20,000,000         19,816,056
---------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 1.92%, 12/20/04 2                              4,500,000          4,488,240
---------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S, 2.08%, 3/29/05                      20,000,000         19,828,978
                                                                                         ----------------
Total Direct Bank Obligations (Cost $309,152,239)                                            309,152,239
---------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--68.4%
---------------------------------------------------------------------------------------------------------
ASSET-BACKED--24.7%
Bryant Park Funding LLC, 1.82%, 11/17/04 2                                 20,000,000         19,983,822
---------------------------------------------------------------------------------------------------------
Cable Beach LP, 2.03%, 1/6/05 2                                            11,000,000         10,959,062
---------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
1.85%, 12/6/04 2                                                           30,000,000         29,946,042
2.02%, 1/14/05 2                                                            9,203,000          9,164,787
2.09%, 3/8/05 2                                                            15,000,000         14,889,404
---------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 1.68%, 11/18/04 2                                      10,000,000          9,992,067
---------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 2.04%, 1/18/05                                         10,000,000          9,955,800
---------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
1.82%, 11/8/04 2                                                           10,000,000          9,996,461
1.87%, 11/15/04 2                                                          25,000,000         24,981,917
1.90%, 11/4/04 2                                                            7,500,000          7,498,813
1.90%, 11/18/04 2                                                          18,000,000         17,983,935
---------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
1.65%, 11/3/04 2                                                            4,000,000          3,999,633
2.05%, 1/18/05 2                                                           22,000,000         21,902,283
2.06%, 1/25/05 2                                                           10,000,000          9,951,361
---------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 2.02%, 3/4/05 2                                        33,219,000         32,989,453
---------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.80%, 11/8/04 2                                                           12,000,000         11,996,111
2.03%, 1/10/05 2                                                           39,000,000         38,847,575
---------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
1.75%, 12/13/04 2                                                          25,000,000         24,948,958
1.86%, 12/1/04 2                                                            9,064,000          9,049,951
2.04%, 3/7/05 2                                                            15,000,000         14,892,900
2.05%, 1/18/05 2                                                            9,000,000          8,960,025
---------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
1.84%, 12/9/04 2                                                            7,500,000          7,485,433
1.85%, 11/19/04 2                                                          15,000,000         14,986,125
2.06%, 1/24/05 2                                                           25,000,000         24,879,833
---------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.90%, 11/15/04 2                             18,140,000         18,126,597
---------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 1.94%, 12/29/04 2                                   16,556,000         16,504,253
---------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.11%, 1/31/05 2                     55,000,000         54,738,600
---------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
1.77%, 12/2/04 2                                                           11,000,000         10,983,234
1.89%, 12/13/04 3                                                          10,000,000          9,977,950
                                                                                         ----------------
                                                                                             500,572,385
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--11.8%
Banc of America Securities LLC, 1.87%, 11/1/04 1                           50,000,000         50,000,000
---------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
1.78%, 11/8/04                                                             10,000,000          9,996,519
1.83%, 12/3/04                                                             10,000,000          9,983,733
2.01%, 1/13/05                                                              8,780,000          8,744,214
2.62%, 7/15/05 1                                                           14,815,000         14,875,159
---------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
1.88%, 11/16/04                                                            42,000,000         41,967,100
1.99%, 1/10/05                                                              2,350,000          2,340,907
---------------------------------------------------------------------------------------------------------
First Clearing LLC, 1.96%, 6/6/05 1                                        33,000,000         33,000,000
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
1.81%, 12/15/04 4                                                          10,000,000         10,000,000
2.23%, 4/6/05                                                              13,000,000         13,000,000
---------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 1.693%, 12/15/04 1                                  25,000,000         25,000,000
---------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.79%, 11/5/04                                             20,000,000         19,996,022
                                                                                         ----------------
                                                                                             238,903,654
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Bank of America Corp.:
1.64%, 11/3/04                                                             11,900,000         11,898,916
2%, 1/13/05                                                                10,000,000          9,959,444
---------------------------------------------------------------------------------------------------------
Citicorp, 1.745%, 12/3/04                                                  25,100,000         25,061,067
---------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
1.635%, 11/1/04                                                            45,000,000         45,000,000
2.10%, 1/28/05                                                             12,500,000         12,435,833
                                                                                         ----------------
                                                                                             104,355,260
---------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.8%
Caterpillar Financial Services Corp., Series F, 2.158%, 1/14/05 1          15,500,000         15,504,413
---------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Rex Lumber LLC, 2%, 11/4/04 1                                              10,000,000         10,000,000
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
American Express Credit Corp., Series B, 2.009%, 12/16/04 1                10,000,000         10,001,839
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.0%
General Electric Capital Corp., 1.80%, 12/9/04                             29,000,000         28,945,217
---------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 2.10%, 1/28/05                           32,000,000         31,835,733
---------------------------------------------------------------------------------------------------------
Household Finance Corp., 2%, 1/12/05                                       25,000,000         24,900,000
---------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 1.64%, 11/5/04                                     15,000,000         14,997,267
                                                                                         ----------------
                                                                                             100,678,217
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
AL Incentives Financing Authority Special Obligation Bonds,
Series 1999-C, 2%, 11/4/04 1                                                9,355,000          9,355,000
---------------------------------------------------------------------------------------------------------
INSURANCE--7.7%
ING America Insurance Holdings, Inc.:
1.64%, 11/2/04                                                              4,000,000          3,999,818
1.72%, 11/29/04                                                            35,000,000         34,953,178
---------------------------------------------------------------------------------------------------------
ING USA Annuity & Life Insurance Co., 1.76%, 11/17/04                      14,000,000         14,000,000
---------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 1.87%,
11/15/04 1,3                                                               17,500,000         17,500,000
---------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.:
1.84%, 3/1/05 1                                                            30,000,000         30,000,000
1.85%, 11/1/04 1                                                            2,000,000          2,000,000
---------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 1.91%,
11/15/04 1,4                                                               18,000,000         18,000,000
---------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.01%, 1/31/05 1                      25,000,000         25,000,000
---------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 1.94%, 11/1/04 1,4                     10,000,000         10,000,000
                                                                                         ----------------
                                                                                             155,452,996
---------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.3%
American Honda Finance Corp., 2.14%, 4/11/05 1,3                            6,000,000          6,001,874
---------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 1.64%, 11/4/04 2                                20,000,000         19,997,267
                                                                                         ----------------
                                                                                              25,999,141
---------------------------------------------------------------------------------------------------------
OIL & GAS--1.8%
Total Capital, 1.85%, 11/1/04 2                                            37,710,000         37,710,000
---------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.8%
Cooperative Assn. of Tractor Dealers, Inc., Series A, 2.12%,
3/23/05                                                                     1,000,000            991,638
---------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 2.12%,
3/23/05                                                                     4,000,000          3,966,551
---------------------------------------------------------------------------------------------------------
Independence Funding LLC, 1.79%, 11/3/04 2                                  3,380,000          3,379,664
---------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
1.75%, 12/2/04 2                                                           30,800,000         30,754,017
1.92%, 6/30/05 1,3                                                         18,500,000         18,497,516
2.07%, 3/22/05 2                                                            5,000,000          4,959,463
---------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
1.87%, 1/21/05 1,3                                                         10,000,000          9,999,559
1.91%, 10/31/05 1,3                                                        25,000,000         24,992,561
---------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 1.85%, 1/14/05 1,3                                     20,000,000         19,999,595
---------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 1.91%, 12/1/04 1,3                         15,000,000         15,000,000
---------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.80%, 12/6/04 1,3                                                         10,000,000          9,999,810
1.835%, 12/15/04 1,3                                                       25,000,000         24,999,549
1.898%, 11/26/04 1,3                                                       11,000,000         10,999,888
                                                                                         ----------------
                                                                                             178,539,811
                                                                                         ----------------
Total Short-Term Notes (Cost $1,387,072,716)                                               1,387,072,716
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.8%
---------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.50%, 3/1/05                                      10,000,000         10,000,000
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                                            13,000,000         13,000,000
1.55%, 5/4/05                                                              10,000,000         10,000,000
1.60%, 5/13/05                                                             10,000,000         10,000,000
---------------------------------------------------------------------------------------------------------
FNMA Master Credit Facility, 1.77%, 12/1/04                                35,000,000         34,948,375
                                                                                         ----------------
Total U.S. Government Agencies (Cost $77,948,375)                                             77,948,375
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,022,930,165)                                99.8%     2,022,930,165
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   0.2          5,016,012
                                                                      -----------------------------------
Net Assets                                                                      100.0%   $ 2,027,946,177
                                                                      ===================================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $664,990,976, or 32.79% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $167,968,302 or 8.28% of the Fund's net assets as of October 31, 2004.

4. Illiquid security.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)